11. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 766,600	$ 763,000	$ 661,000
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil and gas properties	1,733,500	2,871,000	2,222,000
Asset retirement obligation	99,300	89,900	83,300
Deferred tax asset	2,616,900	3,741,400	2,983,800
Less: valuation allowance	(2,616,900)	(3,741,400)	(2,983,800)
Deferred tax asset recognized	$ 0	$ 0	$ 0